Employee Incentive Plans, Long term Incentive Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012 years	Mar. 31, 2011	Dec. 31, 2011 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized for issuance under Equity Incentive Plan	2,722,222
Number of common shares available for additional awards under Equity Incentive Plan	957,847
Total non-cash compensation expense	$ 2.5	$ 1.4
Stock Options
Fully-vested options outstanding	20,791		20,791
Exercise price of options to purchase common stock	$ 80.01		$ 80.01
Remaining contractual life of options outstanding	5.0		5.25
Grant date fair value of options outstanding	$ 39.90		$ 39.90
Stock options granted	0
Stock options forfeited	0
Stock options exercised	0
Vested Stock
Common shares withheld and canceled	45,128	22,862
Fabricated Products
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total non-cash compensation expense	0.7	0.4
All Other
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total non-cash compensation expense	1.8	1.0
Non-vested common shares
Summary of Activity
Outstanding at December 31, 2011, Shares	202,836
Outstanding at December 31, 2011, Weighted-Average Grant-Date Fair Value per Share	$ 29.24
Granted, shares	72,859	63,303
Granted, Weighted-Average Grant-Date Fair Value per Share	$ 44.46	$ 46.59
Vested, shares	(119,413)	(46,464)
Vested, Weighted-Average Grant-Date Fair Value per Share	$ 21.09	$ 56.63
Forfeited, shares	(1,402)
Forfeited, Weighted-Average Grant-Date Fair Value per Share	$ 44.03
Canceled, Shares	0
Canceled, Weighted-Average Grant-Date Fair Value per Share	$ 0
Outstanding at March 31, 2012, Shares	154,880
Outstanding at March 31, 2012, Weighted-Average Grant-Date Fair Value per Share	$ 42.55
Non-vested common shares | Non-employee directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period, years	1
Non-vested common shares | Executive officers and senior management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period, years	3
Non-vested common shares | Other key employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period, years	3
Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common share received by the employee on vesting of restricted stock unit	1
Summary of Activity
Outstanding at December 31, 2011, Shares	6,072
Outstanding at December 31, 2011, Weighted-Average Grant-Date Fair Value per Share	$ 33.67
Granted, shares	2,486	2,182
Granted, Weighted-Average Grant-Date Fair Value per Share	$ 44.46	$ 46.59
Vested, shares	(3,375)	(3,314)
Vested, Weighted-Average Grant-Date Fair Value per Share	$ 25.77	$ 16.83
Forfeited, shares	0
Forfeited, Weighted-Average Grant-Date Fair Value per Share	$ 0
Canceled, Shares	0
Canceled, Weighted-Average Grant-Date Fair Value per Share	$ 0
Outstanding at March 31, 2012, Shares	5,183
Outstanding at March 31, 2012, Weighted-Average Grant-Date Fair Value per Share	$ 43.99
Service-based non-vested common shares and restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total non-cash compensation expense	1.7	1.0
Unrecognized gross compensation costs, by award type	4.7
Expected period (in years) over which the remaining gross compensation costs will be recognized, by award type	2.0
Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance award vesting period, years	3
Total non-cash compensation expense	0.8	0.4
Unrecognized gross compensation costs, by award type	$ 9.0
Expected period (in years) over which the remaining gross compensation costs will be recognized, by award type	2.6
Summary of Activity
Outstanding at December 31, 2011, Shares	777,934
Outstanding at December 31, 2011, Weighted-Average Grant-Date Fair Value per Share	$ 26.84
Granted, shares	211,900	186,918
Granted, Weighted-Average Grant-Date Fair Value per Share	$ 44.46	$ 46.59
Vested, shares	(7,952)	(10,585)
Vested, Weighted-Average Grant-Date Fair Value per Share	$ 18.89	$ 74.34
Forfeited, shares	0
Forfeited, Weighted-Average Grant-Date Fair Value per Share	$ 0
Canceled, Shares	(398,191)
Canceled, Weighted-Average Grant-Date Fair Value per Share	$ 14.49
Outstanding at March 31, 2012, Shares	583,691
Outstanding at March 31, 2012, Weighted-Average Grant-Date Fair Value per Share	$ 41.77
French Subsidiary | Restricted stock units (RSUs) | Second anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award vesting schedule	0.67
French Subsidiary | Restricted stock units (RSUs) | Third anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award vesting schedule	0.33
Non-French Subsidiary | Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period, years	3
Non-French Subsidiary | Restricted stock units (RSUs) | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award vesting schedule	0.33
Non-French Subsidiary | Restricted stock units (RSUs) | Second anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award vesting schedule	0.33
Non-French Subsidiary | Restricted stock units (RSUs) | Third anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award vesting schedule	0.33